Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 560,054	$ 469,446
Amounts of financial liabilities offset on the balance sheet	96,692	77,582
Net amount of financial assets presented on the balance sheet	463,362	391,864
Impact of master netting agreements	98,914	57,203
Financial collateral received	336,097	318,110
Net amount	28,351	16,551
Amounts not subject to enforceable netting arrangements	10,256	11,752
Total amount recognized on the balance sheet	473,618	403,616
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	411,937	384,439
Amounts of financial liabilities offset on the balance sheet	94,203	77,028
Net amount of financial assets presented on the balance sheet	317,734	307,411
Impact of master netting agreements	293	101
Financial collateral received	314,602	305,071
Net amount	2,839	2,239
Amounts not subject to enforceable netting arrangements	111	492
Total amount recognized on the balance sheet	317,845	307,903
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	146,479	84,595
Amounts of financial liabilities offset on the balance sheet	2,185	314
Net amount of financial assets presented on the balance sheet	144,294	84,281
Impact of master netting agreements	98,610	57,101
Financial collateral received	21,412	12,978
Net amount	24,272	14,202
Amounts not subject to enforceable netting arrangements	10,145	11,260
Total amount recognized on the balance sheet	154,439	95,541
Other Financial Assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	1,638	412
Amounts of financial liabilities offset on the balance sheet	304	240
Net amount of financial assets presented on the balance sheet	1,334	172
Impact of master netting agreements	11	1
Financial collateral received	83	61
Net amount	1,240	110
Total amount recognized on the balance sheet	$ 1,334	$ 172